Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ 260,584	₩ 583,760
Changes in accounting policy		(374,307)
Statement of operations	(199,527)	15,016	₩ (1,771)
Other comprehensive income	(61,669)	36,115
Ending	(612)	260,584	583,760
Deferred tax liabilities derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Statement of operations	(10,250)
Other comprehensive income	(648)
Ending	(10,898)
Deferred tax liabilities available for sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		(30,520)
Changes in accounting policy		30,520
Ending			(30,520)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(93,604)	(96,650)
Statement of operations	(14,622)	2,867
Other comprehensive income	35	179
Ending	(108,191)	(93,604)	(96,650)
Deferred tax liabilities depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(424)
Statement of operations	(11,182)	(424)
Ending	(11,606)	(424)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(313,184)	(248,592)
Statement of operations	63	(64,592)
Ending	(313,121)	(313,184)	(248,592)
Deferred tax liabilities deposits for severance benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(398,982)	(387,856)
Statement of operations	(99,126)	(11,126)
Other comprehensive income	1,255
Ending	(496,853)	(398,982)	(387,856)
Deferred tax liabilities accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,558)	(2,150)
Statement of operations	17	592
Ending	(1,541)	(1,558)	(2,150)
Deferred tax liabilities reserve for technology and human resource development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(204)	(314)
Statement of operations		110
Ending	(204)	(204)	(314)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(284,255)	(108,749)
Statement of operations	(238,725)	(175,506)
Other comprehensive income	(170)
Ending	(523,150)	(284,255)	(108,749)
Deferred tax liabilities prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(369,916)
Changes in accounting policy		(352,139)
Statement of operations	(40,947)	(17,777)
Ending	(410,863)	(369,916)
Deferred tax derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	8,341	24,724
Statement of operations	(850)	(26,128)
Other comprehensive income	(7,491)	9,745
Ending		8,341	24,724
Deferred tax assets provision for impairment or trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	99,887	121,656
Changes in accounting policy		(9,096)
Statement of operations	(15,816)	(12,673)
Ending	84,071	99,887	121,656
Deferred tax assets inventory valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	121
Statement of operations	(98)	121
Ending	23	121
Deferred tax assets contribution for construction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	16,800	18,271
Statement of operations	(646)	(1,471)
Ending	16,154	16,800	18,271
Deferred tax assets accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	127,897	106,168
Statement of operations		21,729
Ending		127,897	106,168
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	36,178	24,079
Statement of operations	(3,354)	12,099
Ending	32,824	36,178	24,079
Deferred tax assets property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	230,278	232,074
Statement of operations	(1,623)	(1,796)
Ending	228,655	230,278	232,074
Deferred Tax assets assets retirement obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	24,532	20,836
Statement of operations	4,484	3,696
Ending	29,016	24,532	20,836
Deferred tax assets withholding of facilities expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	6,609	7,382
Statement of operations	(426)	(773)
Ending	6,183	6,609	7,382
Deferred tax assets deduction of installment receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	42
Statement of operations	6	42
Ending	48	42
Deferred tax assets gain or loss foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	10,672	143
Statement of operations	10,005	10,529
Ending	20,677	10,672	143
Deferred tax assets deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	39,641	26,334
Changes in accounting policy		15,809
Statement of operations	(3,841)	(2,502)
Ending	35,800	39,641	26,334
Deferred tax assets real-estate sales [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	21,728	8,698
Changes in accounting policy		661
Statement of operations	(8,043)	12,369
Ending	13,685	21,728	8,698
Deferred tax assets tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	4,063	2,699
Statement of operations		1,364
Ending		4,063	2,699
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	531,549	247,702
Changes in accounting policy		154
Statement of operations	174,177	284,742
Other comprehensive income	(2,949)	(1,049)
Ending	708,437	531,549	247,702
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,673,777	1,307,815
Changes in accounting policy		10,418
Statement of operations	235,361	304,035
Other comprehensive income	(3,658)	51,509
Ending	1,905,480	1,673,777	1,307,815
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	513,842	467,049
Statement of operations	48,847	3,980
Other comprehensive income	6,782	42,813
Ending	569,471	513,842	467,049
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	102,898	150,776
Statement of operations	25,347	(47,878)
Ending	128,245	102,898	150,776
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(11,505)
Changes in accounting policy		(23,663)
Statement of operations	(42,245)	12,158
Ending	(53,750)	(11,505)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(661)
Changes in accounting policy		(30,856)
Statement of operations	338	30,195
Ending	(323)	(661)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(41,798)
Changes in accounting policy		(8,587)
Statement of operations	(3,556)	(17,638)
Other comprehensive income	(58,483)	(15,573)
Ending	(103,837)	(41,798)
Deferred tax assets unsettled expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	127,897
Statement of operations	32,539
Ending	160,436	127,897
Deferred tax assets trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,597
Changes in accounting policy		2,890
Statement of operations		(1,293)
Ending		1,597
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	157,686	432,984
Changes in accounting policy		(374,307)
Statement of operations	(224,874)	62,894
Other comprehensive income	(61,669)	36,115
Ending	(128,857)	157,686	432,984
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(1,516,091)	(874,831)
Changes in accounting policy		(384,725)
Statement of operations	(460,235)	(241,141)
Other comprehensive income	(58,011)	(15,394)
Ending	₩ (2,034,337)	₩ (1,516,091)	₩ (874,831)